Stock-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Options, maximum term, years	10 years
Weighted-average remaining contractual life of outstanding options, years	1 year 7 months 6 days
Cash received from exercise of stock options	$ 2,000,000
Tax benefit realized from exercise of stock options	446,000
Percentage of restricted stock/units vested during first year	0.40
Percentage of restricted stock/units vested during second and third years	0.30
Average grant date fair value of performance shares and restricted stock/units granted		$ 41.34	$ 37.87
Total compensation cost related to nonvested performance shares and restricted stock/units not yet recognized	$ 3,000,000